COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

		Shares	Value
COMMON STOCK	98.0%
AUSTRALIA	4.0%
REAL ESTATE
DIVERSIFIED	2.3%
BGP Holdings PLC (EUR)(a),(b)		11,893,063	$0
Charter Hall Group		3,035,784	36,891,924
Mirvac Group		8,084,459	14,990,661

			51,882,585

INDUSTRIALS	0.6%
Goodman Group		840,302	14,282,204

OFFICE	1.1%
Dexus		3,175,525	25,920,758

TOTAL AUSTRALIA			92,085,547

BELGIUM	1.0%
REAL ESTATE
INDUSTRIALS	0.5%
VGP NV		45,550	11,658,304

RESIDENTIAL	0.5%
Aedifica SA		89,173	11,214,002

TOTAL BELGIUM			22,872,306

CANADA	1.4%
REAL ESTATE—RETAIL
RioCan REIT		1,613,382	32,560,595

CHINA	0.5%
REAL ESTATE—INDUSTRIALS
ESR Cayman Ltd., 144A (H Shares)(b),(c)		3,588,400	11,120,070

FRANCE	2.0%
REAL ESTATE
DIVERSIFIED	0.4%
ICADE		138,534	8,912,663

NET LEASE	0.6%
ARGAN SA		106,658	13,622,912

RETAIL	1.0%
Klepierre SA(b)		631,546	16,814,339
Unibail-Rodamco-Westfield(b)		96,982	7,264,653

			24,078,992

TOTAL FRANCE			46,614,567

		Shares	Value
GERMANY	3.3%
REAL ESTATE
INDUSTRIALS	0.5%
Sirius Real Estate Ltd. (GBP)		7,062,159	$11,633,612

RESIDENTIAL	2.8%
Vonovia SE		1,374,177	64,050,924

RETAIL	0.0%
VIB Vermoegen AG		12,610	509,001

TOTAL GERMANY			76,193,537

HONG KONG	4.3%
REAL ESTATE
DIVERSIFIED	2.2%
CK Asset Holdings Ltd.		2,353,000	16,083,759
Sun Hung Kai Properties Ltd.		2,889,500	34,377,753

			50,461,512

RESIDENTIAL	0.6%
Wharf Real Estate Investment Co., Ltd.		2,521,000	12,459,442

RETAIL	1.5%
Link REIT		4,135,560	35,219,366

TOTAL HONG KONG			98,140,320

JAPAN	9.2%
REAL ESTATE
DIVERSIFIED	5.3%
Daiwa House REIT Investment Corp.		5,762	15,534,392
Mitsui Fudosan Co., Ltd.		2,138,800	45,775,251
Nomura Real Estate Holdings, Inc.		811,100	19,425,056
Nomura Real Estate Master Fund, Inc.		13,192	17,438,604
Tokyu Fudosan Holdings Corp.		2,036,300	11,175,791
United Urban Investment Corp.		9,654	11,126,680

			120,475,774

HOTEL	0.4%
Invincible Investment Corp.		27,185	9,382,681

INDUSTRIALS	1.6%
GLP J-REIT		15,730	23,901,763
Mitsui Fudosan Logistics Park, Inc.		2,890	13,649,992

			37,551,755

		Shares	Value
OFFICE	0.9%
Nippon Building Fund, Inc.		3,502	$19,866,215

RESIDENTIAL	1.0%
Japan Metropolitan Fund Invest		26,639	22,478,068

TOTAL JAPAN			209,754,493

MACAU	0.4%
REAL ESTATE—HOTELS, RESTAURANTS & LEISURE
Sands China Ltd. (H Shares)(b)		4,051,600	9,638,667

NETHERLANDS	0.3%
REAL ESTATE
INDUSTRIALS	0.2%
CTP NV, 144A(c)		254,974	4,268,458

RETAIL	0.1%
Eurocommercial Properties NV		95,279	2,612,047

TOTAL NETHERLANDS			6,880,505

SINGAPORE	3.9%
REAL ESTATE
DIVERSIFIED	1.1%
Capitaland Investment Ltd.(b)		8,453,500	24,769,369

HEALTH CARE	0.8%
Parkway Life Real Estate Investment Trust		5,068,500	17,546,336

INDUSTRIALS	0.7%
Frasers Logistics & Commercial Trust		14,879,100	15,958,385

OFFICE	0.7%
Keppel REIT		17,134,100	15,372,702

RETAIL	0.6%
CapitaLand Integrated Commercial Trust		8,922,545	14,760,912

TOTAL SINGAPORE			88,407,704

SPAIN	1.4%
COMMUNICATIONS—Towers	0.5%
Cellnex Telecom SA, 144A(c)		226,924	10,920,581

REAL ESTATE—DIVERSIFIED	0.9%
Merlin Properties Socimi SA		1,786,555	20,886,927

TOTAL SPAIN			31,807,508

		Shares	Value
SWEDEN	2.1%
REAL ESTATE
DIVERSIFIED	1.4%
Castellum AB		504,067	$12,445,284
Fastighets AB Balder, Class B(b)		296,433	19,517,175

			31,962,459

INDUSTRIALS	0.5%
Catena AB		198,774	11,976,039

OFFICE	0.2%
Wihlborgs Fastigheter AB		221,137	4,625,848

TOTAL SWEDEN			48,564,346

SWITZERLAND	0.4%
REAL ESTATE— OFFICE
PSP Swiss Property AG		63,234	8,304,661

UNITED KINGDOM	6.0%
REAL ESTATE
DIVERSIFIED	0.9%
British Land Co., PLC/The		3,010,052	20,841,161

HEALTH CARE	0.6%
Assura PLC		15,465,674	13,591,723

INDUSTRIALS	2.0%
Segro PLC		1,157,220	20,342,813
Tritax Big Box REIT PLC		6,369,913	20,169,157
Urban Logistics REIT PLC		2,027,569	5,073,997

			45,585,967

OFFICE	0.7%
Derwent London PLC		197,142	8,275,279
Workspace Group PLC		916,841	8,189,084

			16,464,363

RESIDENTIAL	1.0%
Grainger PLC		2,818,096	10,747,612
UNITE Group PLC/The		726,639	11,006,710

			21,754,322

SELF STORAGE	0.8%
Safestore Holdings PLC		1,065,793	18,761,053

TOTAL UNITED KINGDOM			136,998,589

		Shares	Value
UNITED STATES	57.8%
COMMUNICATIONS—TOWERS	1.1%
American Tower Corp.		104,019	$26,131,653

CONSUMER, CYCLICAL—HOTELS, RESTAURANTS & LEISURE	0.6%
Boyd Gaming Corp.		176,832	11,632,009
Caesars Entertainment, Inc.(b)		26,520	2,051,587

			13,683,596

REAL ESTATE	56.1%
DATA CENTERS	3.5%
Digital Realty Trust, Inc.		467,458	66,285,544
Equinix, Inc.		19,769	14,661,086

			80,946,630

HEALTH CARE	8.0%
Healthcare Trust of America, Inc., Class A		621,170	19,467,468
Healthpeak Properties, Inc.		1,662,152	57,061,678
Ventas, Inc.		330,615	20,418,782
Welltower, Inc.		904,433	86,952,189

			183,900,117

HOTEL	1.6%
Host Hotels & Resorts, Inc.		1,877,350	36,476,911

INDUSTRIALS	9.5%
Americold Realty Trust		1,082,960	30,192,925
BG LLH, LLC (Lineage Logistics)(d)		68,361	6,540,733
Duke Realty Corp.		1,003,953	58,289,511
Prologis, Inc.		755,819	122,049,652

			217,072,821

NET LEASE	3.6%
Realty Income Corp.		918,802	63,672,978
Spirit Realty Capital, Inc.		384,494	17,694,414

			81,367,392

OFFICE	1.0%
Highwoods Properties, Inc.		484,420	22,157,371

REAL ESTATE SERVICES	1.3%
Jones Lang LaSalle, Inc.(b)		124,200	29,740,932

		Shares	Value
RESIDENTIAL	13.7%
APARTMENT	8.4%
Apartment Income REIT Corp.		467,508	$24,992,978
Camden Property Trust		210,544	34,992,413
Essex Property Trust, Inc.		176,959	61,135,795
UDR, Inc.		1,240,329	71,157,675

			192,278,861

MANUFACTURED HOME	1.6%
Sun Communities, Inc.		205,807	36,075,909

SINGLE FAMILY	3.7%
Invitation Homes, Inc.		2,117,102	85,065,158

TOTAL RESIDENTIAL			313,419,928

SELF STORAGE	8.2%
Extra Space Storage, Inc.		270,231	55,559,494
Public Storage		334,740	130,642,327

			186,201,821

SHOPPING CENTERS	5.7%
COMMUNITY CENTER	2.1%
Brixmor Property Group, Inc.		528,111	13,630,545
Kimco Realty Corp.		1,434,450	35,430,915

			49,061,460

REGIONAL MALL	3.6%
Simon Property Group, Inc.		617,642	81,256,981

TOTAL SHOPPING CENTERS			130,318,441

TOTAL REAL ESTATE			1,281,602,364

TOTAL UNITED STATES			1,321,417,613

TOTAL COMMON STOCK (Identified cost—$1,850,028,898)			2,241,361,028

SHORT-TERM INVESTMENTS	1.4%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.17%(e)		31,646,172	31,646,172

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$31,646,172)			31,646,172

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,881,675,070)	99.4%		2,273,007,200
OTHER ASSETS IN EXCESS OF LIABILITIES	0.6		13,211,811

NET ASSETS	100.0%		$2,286,219,011

Glossary of Portfolio Abbreviations

EUR	Euro Currency
GBP	Great British Pound
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

a	Security value is determined based on significant unobservable inputs (Level 3).
b	Non-income producing security.
c

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $26,309,109 which represents 1.2% of the net assets of the Fund, of which 0.0% are illiquid.

d

Restricted security. Aggregate holdings equal 0.3% of the net assets of the Fund. This security was acquired on August 3, 2020, at a cost of $4,200,781. Security value is determined based on significant unobservable inputs (Level 3).

e	Rate quoted represents the annualized seven-day yield.

Sector Summary	% of Net Assets
Residential	19.6
Industrials	16.6
Diversified	14.5
Health Care	9.4
Self Storage	9.0
Shopping Centers	5.7
Office	5.0
Retail	4.6
Net Lease	4.2
Data Centers	3.5
Hotel	2.0
Communications—Towers	1.6
Real Estate Services	1.3
Hotels, Restaurants & Leisure	1.0
Other	2.0

100.0

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets. Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities would be categorized as Level 2 or 3 in the hierarchy, depending on the relative significance of the valuation inputs. Securities, including private placements or other

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Australia	$92,085,547	$—	$92,085,547	$0	(a)
Canada	32,560,595	32,560,595	—	—
Germany	76,193,537	11,633,612	64,559,925	—
Japan	209,754,493	13,649,992	196,104,501	—
United Kingdom	136,998,589	37,426,773	99,571,816	—
United States	1,321,417,613	1,314,876,880	—	6,540,733	(b)
Other Countries	372,350,654	—	372,350,654	—
Short-Term Investments	31,646,172	—	31,646,172	—

Total Investments in Securities(c)	$2,273,007,200	$1,410,147,852	$856,318,615	$6,540,733

(a)	BGP Holdings PLC was acquired via a spinoff and has been fair valued at $0, by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as a Level 3 security.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

(b)	Restricted security, where observable inputs are limited, has been fair valued by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as Level 3 security.
(c)	Portfolio holdings are disclosed individually on the Schedule of Investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock– United States– Real Estate– Industrials
Balance as of December 31, 2021	$6,864,078
Change in unrealized appreciation (depreciation)	(323,345)

Balance as of March 31, 2022	$6,540,733

The change in unrealized appreciation (depreciation) attributable to securities owned on March 31, 2022 which were valued using significant unobservable inputs (Level 3) amounted to $(323,345).

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

	Fair Value at March 31, 2022	Valuation Technique	Unobservable Inputs	Amount	Valuation Impact from an Increase in Input(a)
Common Stock— United States— Real Estate— Industrials	$6,540,733	Market Comparable Companies	Enterprise Value/ EBITDA(b) Multiple Liquidity Discount	25.3x 15%	Increase Decrease

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may result in a materially higher or lower fair value measurement.

(b)	Earnings Before Interest, Taxes, Depreciation and Amortization.